FINANCE ITEMS (Schedule of Finance Items Consist) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Finance income
Interest income	$ 3,767	$ 4,023
Finance costs
Interest on bank loan		45
Interest on lease obligation	95	112
Expected credit loss of bonds	1,376
Loss on disposal of bonds	266	1,494
Unwinding of discount of environmental rehabilitation provision	251	422
Total finance costs	$ 1,988	$ 2,073